Long-Lived Asset Impairment Charges (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired Long-Lived Assets Held and Used [Line Items]
Theatre properties	$ 844	$ 185	$ 3,031	$ 7,033	$ 10,834
Intangible assets					1,527
Equity investment					177
Impairment of long-lived assets	844	185	3,031	7,033	12,538
U.S Operating Segment
Impaired Long-Lived Assets Held and Used [Line Items]
Theatre properties	119	66	2,693	3,635	5,166
International Operating Segment
Impaired Long-Lived Assets Held and Used [Line Items]
Theatre properties	$ 725	$ 119	$ 338	$ 3,398	$ 5,668